Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares Class A	Ordinary Shares Class B	Subscription receivables	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total Company’s equity	Non-controlling interests	Class A	Class B	Total
Balance at Dec. 31, 2021	$ 3	$ 21	$ (3)	$ 208,989	$ (251,515)	$ (10,036)	$ (52,541)	$ (2,947)			$ (55,488)
Balance (in Shares) at Dec. 31, 2021	32,715,010	207,314,707
Net loss					(47,705)		(47,705)	(538)			(48,243)
Foreign currency translation						7,450	7,450	186			7,636
Shareholder contribution			3				3				3
Reverse recapitalization		$ 1		(8,357)			(8,356)				(8,356)
Reverse recapitalization (in Shares)		6,532,646
Equity financing through PIPE		$ 3		399,996			399,999				399,999
Equity financing through PIPE (in Shares)		38,986,354
Offering costs				(33,607)			(33,607)				(33,607)
Execution of warrants to ordinary shares			(576)	7,323			6,747				6,747
Execution of warrants to ordinary shares (in Shares)		636,804
The acquisition of non-controlling interests				(721)			(721)	721
Share-based compensation				3,197			3,197				3,197
Balance at Dec. 31, 2022	$ 3	$ 25	(576)	576,820	(299,220)	(2,586)	274,466	(2,578)			271,888
Balance (in Shares) at Dec. 31, 2022	32,715,010	253,470,511							32,715,010	253,470,511
Net loss					(265,294)		(265,294)	(1,401)			(266,695)
Foreign currency translation						(1,708)	(1,708)	163			(1,545)
Liabilities obligated by shareholders				15,000			15,000				15,000
Execution of warrants to ordinary shares			576	12			588				588
Execution of warrants to ordinary shares (in Shares)		1,000
Issuance of ordinary shares		$ 1		18,358			18,359				18,359
Issuance of ordinary shares (in Shares)		2,378,171
Share-based compensation	$ 1			23,338			23,339				23,339
Share-based compensation (in Shares)	3,635,001
Balance at Dec. 31, 2023	$ 4	$ 26		$ 633,528	$ (564,514)	$ (4,294)	$ 64,750	$ (3,816)			$ 60,934
Balance (in Shares) at Dec. 31, 2023	36,350,011	255,849,682							36,350,011	255,849,682